Segments - Long-lived Assets by Geographic Areas (Details) - Operating Segments - Dayrate - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 2,730.8	$ 2,824.6
South East Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	1,266.7	1,277.4
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	645.7	693.5
West Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	568.1	587.3
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 250.3	$ 266.4